Additional Information Required by the Argentine Central Bank - Women and Disability in Group (Details)	Dec. 31, 2022 people
Disclosure of additional information [line items]
Total	8,785
Women	4,440
% of women	51.00%
Leadership Positions
Disclosure of additional information [line items]
% of women	30.00%
Percentage of Disability in Group	1.00%
Regular and Alternate Directors
Disclosure of additional information [line items]
Total	15
Women	2
% of women	13.00%
Regular and Alternate Trustees
Disclosure of additional information [line items]
Total	6
Women	1
% of women	17.00%
General, area and department Managers
Disclosure of additional information [line items]
Total	97
Women	18
% of women	19.00%
Rest of collaborators
Disclosure of additional information [line items]
Total	8,667
Women	4,419
% of women	51.00%